Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Other Income (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material Income And Expense [Line Items]
Amounts recovered from insurance			$ 0	$ 0	$ 0
Government grants	$ 13,076	$ 24,387
Total			32,229	40,557	9,854
Other Incomes
Material Income And Expense [Line Items]
Discounts obtained from suppliers			1,958	2,002	1,404
Fines charged to suppliers			46	4,118	593
Amounts recovered from insurance			1,240	1,242	1,646
Overestimate of provisions for third-party obligations			309	1,272	86
Sale of assets classified as property, plant and equipment			43	11	365
Sales of materials, spare parts and supplies			842	147	246
Reimbursement of mining patents and notary expenses			8,511	5,205	2,106
Options on mining properties			2,112	376	1,126
Easements, pipelines and roads			414	0	0
Government grants			13,076	24,387	0
reimbursements Royalty			2,000	0	0
Others			$ 1,678	$ 1,797	$ 2,282